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AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 20, 2013 TO THE PROSPECTUS SUPPLEMENT DATED SEPTEMBER 5, 2013 TO THE CURRENT PROSPECTUSES FOR:

..   ACCUMULATOR(R)
..   ACCUMULATOR(R) PLUS
..   ACCUMULATOR(R) ELITE
..   ACCUMULATOR(R) SELECT

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This Supplement modifies certain information in the above-referenced current
Prospectus Supplement ("Prior Supplement"). You should read this Supplement in conjunction with the Prior Supplement and retain it for future reference. Unless otherwise indicated, all other information included in the Prior Supplement remains unchanged. The terms we use in this Supplement have the same meaning as in the Prior Supplement. We will send you another copy of any prospectus or Prior Supplement without charge upon request. Please contact the customer service center referenced in your Prior Supplement.

The purpose of this Supplement is to provide you with information regarding an extension of the time period for receiving a waiver of withdrawal charges for withdrawals or exchanges in connection with the Guaranteed Minimum Income Benefit, Guaranteed Minimum Death Benefit, and Earnings Enhancement Benefit Offer.

Please note the following updates to the Prior Supplement:

EXTENSION OF TIME PERIOD FOR WAIVING A WITHDRAWAL CHARGE FOR ANY WITHDRAWAL OR EXCHANGE INCLUDED IN THE GUARANTEED MINIMUM INCOME BENEFIT, GUARANTEED MINIMUM DEATH BENEFIT, AND EARNINGS ENHANCEMENT BENEFIT OFFER.

Effectively immediately, if you accept this offer, a withdrawal charge will not apply to any withdrawal or exchange made no later than 90 days after the expiration date of your offer.



 Accumulator(R) is issued by and is a registered service mark of AXA Equitable
                    Life Insurance Company (AXA Equitable).
Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC. 1290
                  Avenue of the Americas, New York, NY 10104.

   Copyright 2013 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234

                   IF Accum Series '04, '06,
                   6.5, '07, 7.5, 8.0                                   #648050